Condensed Financial Information of Parent Company (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Operating activities:
Net loss	$ (50,491)	$ (67,505)	$ (185,418)
Adjustments to reconcile net (loss) income to net cash used in operating activities:
Stock-based compensation	1,315	1,458	2,612
Change in assets and liabilities which provided (used) cash:
Other assets	4,378	12,629	5,373
Net cash (used in) provided by operating activities	(37,641)	32,415	37,610
Investing activities:
Net cash used in investing activities	2,465	75,454	72,736
Financing activities:
Redemption of preferred stock			(88,009)
Preferred stock issuance costs			(7,495)
Proceeds from issuance of common stock		99,551	106,839
Net cash provided by financing activities	84,970	(175,273)	17,760
Net (decrease) increase in cash	49,794	(67,404)	128,106
CASH AND CASH EQUIVALENTS, BEGINNING OF YEAR	119,822	187,226	59,120
CASH AND CASH EQUIVALENTS, END OF YEAR	169,616	119,822	187,226
Parent Company [Member]
Operating activities:
Net loss	(50,491)	(67,505)	(185,418)
Adjustments to reconcile net (loss) income to net cash used in operating activities:
Undistributed loss of subsidiaries	48,560	65,614	182,850
Stock-based compensation	(75)	110	2,612
Change in assets and liabilities which provided (used) cash:
Other assets	(1,024)	498	(61)
Accounts payable and other liabilities	(235)	291	555
Net cash (used in) provided by operating activities	(3,264)	(992)	537
Investing activities:
Payments for investments in and advances to subsidiaries	(28,000)	(64,000)	(103,173)
Net cash used in investing activities	(28,000)	(64,000)	(103,173)
Financing activities:
Proceeds from issuance of preferred stock and warrant			88,009
Redemption of preferred stock			(88,009)
Preferred stock issuance costs			(7,495)
Proceeds from issuance of common stock	1,612	100,077	106,839
Net cash provided by financing activities	1,612	100,077	99,344
Net (decrease) increase in cash	(29,652)	35,085	(3,292)
CASH AND CASH EQUIVALENTS, BEGINNING OF YEAR	47,614	12,529	15,821
CASH AND CASH EQUIVALENTS, END OF YEAR	$ 17,962	$ 47,614	$ 12,529